CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 287	$ 924
Accounts receivable and accrued revenue, net of allowance	[1]	109	130
Prepaid expenses	[1]	138	180
Other current assets	[1]	155	238
Total current assets		689	1,472
Total property and equipment		4,391	5,374
Lease right-of-use assets, net		11,243	13,052
Equity method and other investments		63	200
Goodwill and intangible assets, net		737	734
Other assets	[1]	740	924
Total assets		17,863	21,756
Current liabilities:
Accounts payable and accrued expenses	[1]	526	621
Members’ service retainers		445	421
Deferred revenue	[1]	151	120
Current lease obligations	[1]	936	893
Other current liabilities	[1]	172	78
Total current liabilities		2,230	2,133
Long-term lease obligations	[1]	15,598	17,926
5.00% Senior Notes	[1]	2,200	2,200
Warrant liabilities, net		1	16
Long-term debt, net		1,008	666
Other liabilities		281	228
Total liabilities		21,318	23,169
Commitments and contingencies (Note 26)
Redeemable noncontrolling interests		(20)	36
WeWork Inc. shareholders' equity (deficit):
Preferred stock; par value $0.0001; 100,000,000 shares authorized, zero issued and outstanding as of December 31, 2022 and 2021, respectively		0	0
Treasury stock, at cost; 2,944,212 shares held as of December 31, 2022 and 2021		(29)	(29)
Additional paid-in capital		12,387	12,321
Accumulated other comprehensive income (loss)		149	(31)
Accumulated deficit		(16,177)	(14,143)
Total WeWork Inc. shareholders' deficit		(3,670)	(1,882)
Noncontrolling interests		235	433
Total equity		(3,435)	(1,449)
Total liabilities and equity		17,863	21,756
Common stock Class A; par value $0.0001; 1,500,000,000 shares authorized, 711,106,961 shares issued and 708,162,749 shares outstanding as of December 31, 2022, and 1,500,000,000 shares authorized, 705,016,923 shares issued and 702,072,711 shares outstanding as of December 31, 2021
WeWork Inc. shareholders' equity (deficit):
Common stock		0	0
Common stock Class C; par value $0.0001; 25,041,666 shares authorized, 19,938,089 shares issued and outstanding as of December 31, 2022 and 2021, respectively
WeWork Inc. shareholders' equity (deficit):
Common stock		$ 0	$ 0

[1]	See Note 27 for disclosure of related party amounts.